June 30, 2004
Volumetric Fund, Inc.                                                 2
A No-Load Mutual Fund


------------------------
Second Quarter
Report 2004











                         Volumetric Fund, Inc.

                               <LOGO>























To our shareholders:

We are proud to report that Volumetric Fund hit a triple on June 30, 2004. After advancing 6.6% in the first half, the Fund's net asset value
(NAV) hit a record high of $19.98 on that day. This was our highest NAV since the Fund's shares split 3 for 1 in 1986. The Volumetric Index also hit a new all time record high of $162,219 on June 30. As you may recall, this index measures the value of a $10,000 hypothetical investment in Volumetric on January 1, 1979. Finally, the Fund's total net assets reached $21.26 million on June 30, our third all time high.

 We continue to praise the success of our 'Volume and Range' system that was introduced on September 1, 2000. Since then, we consistently are beating the stock market year after year. As you can see from the table below, this year is no exception. Our fund has outperformed all the major indices both in the second quarter and in the first half of 2004. The most impressive comparison is our performance against the market since 9/1/2000. From that date on, we are up 20.8%, but all other indices are still down, some substantially.

                    Second         First 	        Since
                    Quarter        Half         9/1/2000*
Volumetric Fund     + 3.2%       + 6.6%           +20.8%
Dow-Jones Ind.      + 0.8        - 0.2            - 7.2
NYSE Index          + 0.1        + 2.5            - 7.7
S&P 500             + 1.3        + 2.6            -25.0
NASDAQ              + 2.7        + 2.2            -51.6

*Introduction of 'Volume and Range' system


PORTFOLIO REVIEW

During the second quarter we purchased 33 new stocks and sold 29.
Currently, we have a diversified group of 82 stocks in our portfolio. We have 67 gainers and 15 losers. Our average stock is up 29.6%. We reduced our cash position slightly from 5.9% to 5.2% since March 31.

We bought the following stocks since April 1: Affiliated Computer Services, Affiliated Managers, Alaska Air Group, Amsouth Bancorp, Arkansas Best, Benchmark Electronics, Brocade Communications, Choicepoint Inc., Comverse Technology, Costco Wholesale, CSX Inc., Disney (Walt), Dow Jones Diamonds Trust, Energy East, GenCorp, General Electric, General Motors, Intel, Interpublic Group, Intuit, Long Drug Stores, Microsoft, Nasdaq 100 Trust, PNC Financial, Rohm & Haas, Safeway, Siebel Systems, Steris, Sunguard Data Systems, Tetra Tech Inc., United Parcel Service, Wyeth, and Zion Bancorp.

The following stocks were sold since April 1: Agco, Bellsouth, Brunswick, Cintas, Cox Radio, Darden Restaurants, Deere, Dover, Entercom Communications, Federated Investors, Franklin Resources, Hasbro, Hillenbrand Industries, IBM, Nordstrom, Northeast Utilities, Oakley, Olin, Paychex, Pier 1 Imports, Radio Shack, Reynolds & Reynolds, Riggs National, Schering Plough, Tribune, Unocal, Wal-Mart, Wendy's and Williams-Sonoma. Among these stocks our three top winners were: US Steel with a 125% realized gain, followed by Nordstrom with a 112% gain and Brunswick with a 97% gain.

Our five largest common stock holdings, expressed as a percentage of total net assets, are shown in the following table:

             TOP FIVE COMMON STOCK HOLDINGS
             ------------------------------
                   (as of 6/30/2004)

                      % of Total     % Gain
Autodesk                 2.62%        218.4%
Pentair                  1.80         102.4
McDonalds                1.71         103.0
EGL, Inc.                1.69          63.1
Brink's                  1.61          84.7

We would also like to mention some other large gainers, such as Scientific Atlanta, up 172%, and Option Care, up 117%. They did not make our top 5 holdings, because we sold about half of our positions in them last year. Also, the Fund received an extraordinary cash dividend of $8.00 per share from another of our holdings, Metro-Goldwyn-Mayer, valued at $136,000, as a tax-free return of capital.

ANNUAL MEETING

Volumetric Fund's 2004 annual meeting was held on June 16, 2004. All 9 nominated directors were elected for their respective terms and the accounting firm of BKD, LLP, was approved as the independent auditor of the Fund for 2004. We are pleased to welcome our newest director, Josef Haeupl.
OUTLOOK

Election years are traditionally up years. According to the Stock Trader's Almanac, there were no losses in the last seven months of election years since 1952. Paradoxically, Julys in those years did not do that well. Of thirteen election years since 1952, seven Julys were losers. The conclusion is obvious. If past history is any guide, than late July and early August of this year will be an excellent time to invest in the stock market or to add to your account in Volumetric. With our proven 'Volume & Range' system, we anticipate a double digit return for Volumetric this year.

If you wish to add to your Volumetric Fund account, please use the 'Additional Investment' form on the bottom of your statement. Thank you for your trust and confidence. Do not hesitate to call us, if you have any questions.

   Sincerely,


/s/ Gabriel J. Gibs           /s/Irene J. Zawitkowski

Gabriel J. Gibs               Irene J. Zawitkowski
Chairman and CEO              President







                   FINANCIAL HIGHLIGHTS
     (For a share outstanding throughout the period.)
             (Six months ended June 30, 2004)
                       (Unaudited)
Per share data
Net asset value, December 31, 2003                       $ 18.75
Income from investment operations:
  Investment income - Net                                  (0.08)
  Net gain on investments                                   1.31
                                                           -----
 Total from investment operations                           1.23
                                                           -----
  Net asset value, June 30, 2004                         $ 19.98
                                                         --------
Total return                                                6.56%
                                                         ========


Ratios and supplemental data:
Net assets, end of period (in thousands)                $ 21,266
Ratio of expenses to average net assets                    1.94%*
Ratio of net inv. income to average net assets            (0.43)%*
Portfolio turnover rate                                      68 %
      *Annualized







                 VOLUMETRIC FUND, INC.
               STATEMENT OF OPERATIONS
           For Six Months Ended, June 30, 2004
                     (Unaudited)

INVESTMENT INCOME
  Dividends                                       $102,188
  Interest                                           5,750
                                                  --------
    TOTAL INVESTMENT INCOME                        107,938
                                                  --------
EXPENSES
  Management Fee                                   196,063
                                                   -------

INVESTMENT INCOME NET                              (88,125)
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net realized gain on investments               1,837,662
  Unrealized appreciation of investments
    Beginning of year          $ 4,365,229
    End of period                3,912,360
                              ------------
    Decrease in unrealized appreciation           (452,869)
                                                 ----------
NET GAIN ON INVESTMENTS                          1,384,793
                                                 ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                   $ 1,296,668
                                              =============


                 VOLUMETRIC FUND, INC.
          STATEMENT OF CHANGES IN NET ASSETS
          For Six Months Ended, June 30, 2004
                     (Unaudited)

CHANGES RESULTING FROM OPERATIONS
  Net investment income                        $ (88,125)
  Net realized gain on investments             1,837,662
  Decrease in unrealized appreciation           (452,869)
                                               ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                    1,296,668
                                              ----------
CAPITAL SHARE TRANSACTIONS
  Shares purchased                             1,112,067
  Shares redeemed                               (344,159)
                                              ----------
NET INCREASE FROM CAPITAL
  SHARE TRANSACTIONS                             767,908
                                              ----------
NET INCREASE IN NET ASSETS                     2,064,576
NET ASSETS
  Beginning of year                           19,201,318
                                             -----------
  End of period                              $21,265,894
                                             ===========


                        VOLUMETRIC FUND, INC.
                       STATEMENT OF NET ASSETS
                            June 30, 2004
                            (Unaudited)

COMMON STOCKS: 94.8%

                                                        MARKET
SHARES   COMPANY                                         VALUE
         Aerospace/Defense: 1.1%
 6,700   Raytheon                                       $239,659
                                                        --------
         Air Transport: 2.7%
 9,300   Alaska Air Group*                               221,898
13,500   EGL, Inc.*                                      359,100
                                                        --------
                                                         580,998
                                                        --------

        Auto/Auto Parts: 3.3%
19,000	Gencorp                                          254,410
 4,700  General Motors                                   218,973
 5,900	Genuine Parts                                    234,112
                                                        --------
                                                         707,495
                                                        --------

            Banking: 4.3%
  9,000  Amsouth                                         229,230
  7,700  Banknorth Group                                 250,096
  4,200  PNC Financial                                   222,936
  3,500  Zion Bancorp                                    215,075
                                                        --------
		                                         917,337
                                                        --------
	Business/Consumer Services: 7.0%
13,000	ABM Industries	                                 253,110
10,000	Brink's                                          342,500
 5,600	ChoicePoint, Inc.*                               255,696
 5,000	First Data                                       222,600
14,000	Interpublic Group                                192,220
17,500	ServiceMaster Industries                         215,600
                                                      ----------
                                                       1,481,726
                                                      ----------
	Chemicals: 4.2%
 7,000	Albemarle                                        221,550
 5,500	Rohm & Haas                                      228,690
 6,300	Sherwin-Williams                                 261,765
 3,600	Valspar                                          181,584
                                                        --------
                                                         893,589
                                                        --------
	Communications: 0.6%
20,000	Brocade Communications*	                         119,600
                                                        --------

	Computers, Software: 10.4%
 4,000	Affiliated Computer Services*	                 211,760
13,000	Autodesk, Inc.	                                 556,530
 6,300	Cognos*                                          227,808
12,000	Comverse Technology*                             239,280
 5,000	Intuit                                           192,900
 8,000	Microsoft                                        228,480
10,100	Perot Systems*                                   134,027
20,000	Siebel Systems*                                  213,800
 8,000	Sunguard Data Systems                            208,000
                                                      ----------
                                                       2,212,585
                                                      ----------
	Drugs: 0.9%
 5,200	Wyeth                                            188,032
                                                        --------

	Electrical/Electronics: 7.6%
 7,800	Anixter*                                         265,434
 8,300	Benchmark Electronics*                           241,530
 8,700	Intel                                            240,120
 7,500	Scientific Atlanta                               258,750
10,000	Thermo Electron*                                 307,400
11,000	Thomas & Betts*                                  299,530
                                                      ----------
                                                       1,612,764
                                                      ----------
	Financial Services: 2.1%
 4,300	Affiliated Managers Group*                       216,591
 8,500	First American Corporation                       220,065
                                                        --------
                                                         436,656
                                                        --------
	Foods/Beverage: 5.6%
 3,600	Anheuser-Busch                                   194,400
 9,100	Coca Cola Enterprises                            263,809
 8,200	Conagra                                          222,056
 8,000	McCormick & Company                              272,000
 8,300	Smithfield Foods*                                244,020
                                                      ----------
                                                       1,196,285
                                                      ----------
	Forest Products: 2.5%
 6,500	Boise Cascade                                    244,660
 4,000	Temple Inland                                    277,000
                                                        --------
                                                         521,660
                                                        --------
	Indexes: 3.9%
 6,000	Diamonds Trust Series 1                          627,480
 5,300	NASDAQ 100 Trust*                                200,059
                                                        --------
                                                         827,539
                                                        --------



	                                                 MARKET
SHARES  COMPANY                                           VALUE

	Insurance: 2.2%
 5,500	AFLAC                                           $224,455
 4,500	Torchmark                                        242,100
                                                        --------
                                                         466,555
                                                        --------
	 Leisure/Entertainment: 4.7%

 7,100	 Carnival Corp.                                  333,700
15,000	 Caesars Entertainment                           225,000
 9,200 	 Disney, Walt 	 234,508
17,000 	 Metro-Goldwin-Mayer, Inc.*                      205,700
                                                        --------
                                                         998,908
                                                        --------
	 Medical/Healthcare: 3.1%
 7,500 	 McKesson                                        257,475
11,500  Option Care*                                     175,490
 9,600 	 Steris*                                         216,576
                                                        --------
                                                         649,541
                                                        --------
	Metals/Steel: 1.2%
 8,000	Alcoa                                            264,240
                                                        --------

	Misc./Diversified: 5.7%
 7,000	General Electric                                 226,800
 3,000	ITT Industries                                   249,000
11,400	Pentair, Inc.                                    383,496
22,000	Pinnacle Systems*                                157,300
12,500	Tetra Tech*                                      204,000
                                                      ----------
                                                       1,220,596
                                                      ----------

	Oil/Oil Services: 4.5%
 3,800	Amerada Hess                                     300,922
10,000	Pride International*                             171,100
 4,800	Smith International*                             267,648
 4,800	Weatherford International*                       215,904
                                                        --------
                                                         955,574
                                                        --------
	Precision Instruments: 1.1%
 5,500	Varian, Inc.*                                    231,825
                                                        --------

        Publishing: 1.0%
 4,000	Meredith Corp.                                   219,840
                                                        --------

	Railroads: 2.3%
 6,600	CSX, Inc.                                        216,282
10,000	Norfolk Southern                                 265,200
                                                        --------
                                                         481,482
	Restaurants: 2.7%
11,000	California Pizza Kitchen*                        210,760
14,000	McDonald's Corp.                                 364,000
                                                        --------
                                                         574,760
                                                        --------
	Retail: 5.6%
 5,900	Costco                                           242,962
10,000	Dillard's Inc.                                   223,000
11,000	Genesco*                                         259,930
 9,600	Long Drug Stors                                  229,152
 9,000	Safeway	                                         228,060
                                                      ----------
                                                       1,183,104
                                                      ----------
	Trucking: 3.5%
 7,100	Arkansas Best                                    233,732
 6,700	CNF, Inc.                                        278,452
 3,000	United Parcel Service                            225,510
                                                        --------
                                                         737,694
                                                        --------
	Utilities: 1.1%
 9,500	Energy East                                      230,375
                                                        --------
TOTAL COMMON STOCKS:
(COST	$16,238,059)                                  20,150,419
                                                      ----------
CASH EQUIVALENTS & RECEIVABLES
  	LESS LIABILITIES: 5.2%
   Cash		                                         107,155
   JP Morgan Prime Money Market Fund		         624,287
   Receivable from broker for securities sold		 792,599
   Dividends and interest receivable                      13,596
                                                        --------
TOTAL CASH EQUIVALENTS/ RECEIVABLES                    1,537,637
                                                      ----------
TOTAL ASSETS                                          21,688,056
LIABILITIES: Payable for securities purchased           (422,162)
                                                    ------------
NET ASSETS: 100.0%                                   $21,265,894
                                                    ============

VOLUMETRIC SHARES OUTSTANDING                          1,064,434
                                                     -----------
NET ASSET VALUE PER SHARE                                 $19.98
                                                        --------
*  Non-income producing security





Volumetric Fund, Inc.

87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com


Investment Adviser and
Transfer Agent

Volumetric Advisers, Inc.
Pearl River, New York

Custodian

J.P. Morgan Chase
New York, New York

Independent Auditors

BKD, LLP
Kansas City, Missouri

Board of Directors

William P. Behrens
Louis Bollag
Jeffrey J. Castaldo
Gabriel J. Gibs, Chairman
Josef Haeupl
Stephen Samitt
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski

Officers

Gabriel J. Gibs
    Chairman, CEO, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Raymond W. Sheridan
    Vice President, Treasurer